UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2021

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.4%

	Shares	Value

Austria — 0.1%
ANDRITZ	1,535	$83,415
Wienerberger	3,962	155,380

		238,795

Belgium — 0.3%
Aedifica	812	99,185
Anheuser-Busch InBev	2,683	189,765
Cofinimmo	181	27,745
D’ieteren	1,340	145,556
Melexis	636	69,276
Warehouses De Pauw CVA	3,213	113,259

		644,786

Brazil — 0.5%
Hapvida Participacoes e Investimentos	9,800	25,979
Localiza Rent a Car	28,400	334,241
Magazine Luiza	47,100	173,849
Natura & Holding ADR	7,481	133,236

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Brazil — continued
Raia Drogasil	32,200	$156,375
Suzano ADR	35,080	444,814

		1,268,494

Canada — 0.0%
Alimentation Couche-Tard, Cl B	2,202	74,615
Shopify, Cl A *	9	10,624

		85,239

Chile — 0.2%
Enel Americas	541,831	77,128
Enel Chile ADR	126,764	442,406

		519,534

China — 0.5%
Alibaba Group Holding ADR *	736	169,979
Autohome ADR	641	59,440
Baidu ADR *	2,960	622,577
Pinduoduo ADR *	65	8,705
TAL Education Group ADR *	160	9,112
Tencent Music Entertainment Group ADR *	21,802	379,791

		1,249,604

Denmark — 1.1%
AP Moller - Maersk, Cl A	28	65,770
Bavarian Nordic *	2,589	119,312
Jyske Bank	3,544	173,507
Netcompany Group	1,176	122,530
Orsted	3,835	559,395
Royal Unibrew	1,137	138,893
SimCorp	1,402	185,383
Topdanmark	1,760	86,083
Vestas Wind Systems	28,875	1,192,553

		2,643,426

Finland — 0.6%
Fortum	21,865	574,378
Huhtamaki	3,417	162,106
Kojamo	3,082	66,807
Konecranes, Cl A	3,401	156,686

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Finland — continued
Metsa Board	8,094	$103,052
Metso Outotec	10,879	122,213
Nokian Renkaat	3,058	113,898
TietoEVRY	1,619	56,058
Valmet	3,123	130,511

		1,485,709

France — 1.6%
Accor	7,149	287,672
Aeroports de Paris	2,224	285,296
Air France-KLM *	45,434	253,233
Atos	763	51,939
BNP Paribas	955	61,300
Capgemini	1,119	205,027
Cie Plastic Omnium	3,656	122,897
Dassault Systemes	179	41,524
Engie	40,943	608,900
EssilorLuxottica	1,747	290,687
Eutelsat Communications	13,653	172,597
ICADE	2,497	194,231
Kering	477	382,222
Klepierre	12,550	332,848
Nexans	1,433	117,756
Rubis SCA	2,455	115,258
Schneider Electric	997	159,444
SOITEC *	399	80,638
SPIE	6,478	163,708
Valeo	2,884	93,409

		4,020,586

Germany — 2.8%
adidas	794	245,187
ADLER Group	4,183	123,614
AIXTRON *	4,547	97,115
Allianz	1,169	304,136
alstria office ‡	12,100	216,609
Aurubis	991	85,235
Bayerische Motoren Werke	3,177	318,552
Befesa	1,268	88,724
CANCOM	2,448	151,159
CompuGroup Medical & KgaA	561	51,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
CTS Eventim & KGaA	7,231	$499,703
Deutsche Lufthansa	20,493	264,561
Deutsche Post	1,490	87,696
Deutsche Telekom	1,155	22,218
Dialog Semiconductor *	1,970	154,280
E.ON	50,868	613,153
Evotec *	2,857	118,949
flatexDEGIRO *	886	113,657
Fraport Frankfurt Airport Services Worldwide	4,766	316,408
Freenet	8,062	196,275
Gerresheimer	1,448	155,720
Grand City Properties	3,981	107,019
HUGO BOSS	12,629	582,734
Infineon Technologies	4,791	193,334
Merck KGaA	60	10,543
MorphoSys *	1,404	132,573
ProSiebenSat.1 Media	9,777	212,109
RWE	15,137	573,982
SAP	1,737	243,832
Shop Apotheke Europe *	495	102,181
Siemens	426	71,098
Siemens Energy *	213	7,119
Software	2,061	89,302
Stroeer & KGaA	1,025	87,432
TAG Immobilien	6,108	188,798
thyssenkrupp *	12,032	160,857
Varta *	412	60,108
Wacker Chemie	531	80,119

		7,127,418

Greece — 0.1%
JUMBO	20,015	374,182

Hong Kong — 0.9%
AIA Group	8,000	102,175
ASM Pacific Technology	32,700	495,172
China Construction Bank	83,000	65,720
China Life Insurance	14,000	28,453
China Petroleum & Chemical	172,000	85,249
China Shenhua Energy	82,500	172,065
Country Garden Services Holdings	4,000	41,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — continued
Haidilao International Holding	1,000	$6,493
Industrial & Commercial Bank of China	77,000	50,135
KWG Group Holdings	226,500	364,321
Longfor Group Holdings	18,000	112,151
Meituan, Cl B *	9,300	356,132
Shenzhou International Group Holdings	15,400	339,178
Tencent Holdings	200	16,073
WuXi AppTec	500	11,868

		2,247,137

India — 1.1%
Divi’s Laboratories *	8,482	465,178
Hindustan Unilever	17,574	558,437
IndiaMart InterMesh *	5,012	537,833
Info Edge India	3,548	235,409
Reliance Industries	20,395	549,162
Shree Cement *	1,389	523,375

		2,869,394

Indonesia — 0.1%
Bank Central Asia	117,800	261,166

Ireland — 0.0%
Glanbia	77	1,133

Italy — 1.3%
A2A	42,391	82,920
ACEA	19,144	434,772
Azimut Holding	3,948	94,527
Banca Generali *	2,438	93,268
Banco BPM	70,793	201,714
BPER Banca	53,957	123,123
Buzzi Unicem	2,939	78,477
De’ Longhi	2,048	89,576
Enel	59,216	588,550
ERG	14,451	431,912
Hera	21,855	87,891
Interpump Group	2,147	114,349
Italgas	8,869	57,814
Leonardo	20,641	168,598
Pirelli & C	16,457	92,537

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Italy — continued
Reply	680	$92,463
STMicroelectronics	4,736	177,336
Unipol Gruppo	33,592	183,959

		3,193,786

Japan — 2.4%
Advantest	2,000	189,953
Alfresa Holdings	1,000	17,906
ANA Holdings	4,800	110,019
Asahi Group Holdings	1,200	50,124
Canon	1,200	28,581
Casio Computer	2,700	47,705
Central Japan Railway	700	102,384
Concordia Financial Group	8,400	31,512
Daifuku	1,000	99,003
Dai-ichi Life Holdings	2,000	35,969
Daiichi Sankyo	2,600	66,303
Daikin Industries	200	40,132
Fancl	900	29,399
FANUC	400	92,140
Fuji Electric	1,200	54,625
Fuji Oil Holdings	1,700	43,787
Fujitsu	400	63,702
H2O Retailing	9,900	77,269
Harmonic Drive Systems	1,500	101,153
Hikari Tsushin	300	60,335
Hitachi	4,500	221,562
Hoya	400	45,512
Inpex	3,400	23,208
ITOCHU	7,600	236,992
Itochu Techno-Solutions	2,500	86,696
JCR Pharmaceuticals	1,800	48,998
Kakaku.com	800	21,740
KDDI	1,600	48,400
Keyence	800	384,445
Koito Manufacturing	500	31,156
Kubota	1,700	39,976
M3	100	6,933
Meiko Electronics	1,100	24,840
Menicon	800	48,751
Minebea	2,000	50,160

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
MISUMI Group	2,100	$59,182
Mitsubishi Electric	10,000	153,902
Mitsubishi UFJ Financial Group	17,400	92,023
Mitsui Fudosan	2,800	60,719
Morinaga Milk Industry	1,100	60,188
MS&AD Insurance Group Holdings	1,900	53,806
Murata Manufacturing	600	47,779
NEC	3,100	180,401
NET One Systems	1,600	52,557
Nexon	500	16,584
Nidec	600	69,476
Nihon Unisys	1,100	34,875
Nippon Telegraph & Telephone	3,600	90,749
Nitori Holdings	200	35,886
Nittoku	1,600	51,825
Nomura Research Institute	2,000	61,579
NTT Data	11,700	181,779
Obic	200	38,668
Omron	2,300	174,462
Open House	700	29,111
Oracle Japan	400	37,515
Otsuka	700	35,291
Pan Pacific International Holdings	2,800	60,335
Penta-Ocean Construction	2,800	21,828
Prored Partners *	600	16,635
Raito Kogyo	800	12,854
Recruit Holdings	3,000	135,575
Renesas Electronics *	17,100	199,492
Rengo	8,300	68,882
Round One	800	8,843
Santen Pharmaceutical	2,800	35,868
SCSK	1,100	63,812
Seven & i Holdings	1,700	73,093
Shimano	100	22,907
Shin-Etsu Chemical	400	67,527
SMC	300	174,170
SoftBank Group	600	54,268
Sony Group	1,000	99,735
Sumitomo Electric Industries	4,900	72,901
Sumitomo Metal Mining	600	25,468
Sumitomo Mitsui Financial Group	1,700	59,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Suzuki Motor	1,100	$41,739
Taiyo Holdings	500	24,202
TIS	2,600	64,590
Tokyo Century	500	30,881
Tokyu	4,900	62,993
Toyota Motor	1,700	126,415
Trend Micro	1,200	57,096
Ushio	2,500	33,146
Yaskawa Electric	1,400	64,562

		6,058,684

Malaysia — 0.0%
Top Glove	35,400	48,826

Mexico — 0.2%
America Movil	30,300	21,225
Cemex ADR	69,518	548,497

		569,722

Netherlands — 1.0%
Aalberts	2,622	142,012
Adyen *	5	12,272
APERAM	3,172	164,326
Arcadis	3,329	140,081
ASML Holding	41	26,677
ASR Nederland	5,189	227,144
BE Semiconductor Industries	2,180	176,440
Boskalis Westminster	3,126	99,744
Corbion	2,126	124,528
Euronext	1,721	173,182
IMCD	1,439	209,249
Koninklijke Ahold Delhaize	926	24,927
OCI *	4,317	100,741
PostNL	27,031	141,334
SBM Offshore	9,684	168,527
Signify	2,964	168,588
Unibail-Rodamco-Westfield	3,654	301,319

		2,401,091

Norway — 0.6%
Aker, Cl A	1,004	74,962

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Norway — continued
Bakkafrost P	1,584	$125,708
Borregaard	3,796	83,636
Entra	2,464	55,650
Kongsberg Gruppen	1,895	47,808
Leroy Seafood Group	13,020	119,564
NEL *	41,900	121,713
Nordic Semiconductor *	4,208	104,139
Salmar	1,553	107,799
Scatec	4,663	125,762
Storebrand	15,084	144,534
Subsea 7	19,276	195,631
TOMRA Systems	2,544	127,383

		1,434,289

Philippines — 0.0%
International Container Terminal Services	3,190	8,606

Poland — 0.1%
Dino Polska *	5,453	354,024

Portugal — 0.5%
EDP - Energias de Portugal	106,080	589,468
EDP Renovaveis	24,933	594,121

		1,183,589

Russia — 0.0%
LUKOIL PJSC ADR	404	31,205

South Africa — 0.1%
Anglo American Platinum	674	92,244
Capitec Bank Holdings	549	56,268

		148,512

South Korea — 0.9%
Celltrion *	62	14,826
Celltrion Healthcare *	17	1,715
LG Chemical	292	244,657
NAVER	39	12,605
Samsung Electronics	13,199	967,068
SK Hynix	9,471	1,089,844

		2,330,715

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — 1.4%
Acciona	4,237	$737,096
Aena SME *	1,747	303,919
Amadeus IT Group, Cl A	2,260	154,059
Bankinter	33,201	181,898
Fluidra *	2,303	80,018
Iberdrola	44,258	597,808
Linea Directa Aseguradora Cia de Seguros y Reaseguros *	33,201	65,063
Mapfre	46,849	100,849
Siemens Gamesa Renewable Energy	32,335	1,170,135
Viscofan	1,829	125,119

		3,515,964

Sweden — 1.7%
AAK	4,302	98,637
AF Poyry	3,341	109,320
Annehem Fastigheter, Cl B *	2,502	8,793
Atlas Copco, Cl B	1,688	87,635
Avanza Bank Holding	2,535	91,212
Beijer Ref, Cl B	4,206	65,334
BillerudKorsnas	4,559	93,113
Castellum	4,575	111,382
Dometic Group	9,758	153,824
Elekta, Cl B	7,059	94,475
Embracer Group, Cl B *	4,418	136,002
Epiroc, Cl B	3,707	72,734
Fabege	8,833	131,730
Fortnox	1,200	61,520
Getinge, Cl B	4,353	147,319
Hexagon, Cl B	3,059	291,751
Hexpol	7,920	97,345
Holmen, Cl B	2,147	101,193
Indutrade	8,522	222,675
Intrum	2,432	83,743
JM	1,768	65,515
Kindred Group	9,284	160,664
Kinnevik	533	29,466
Lifco, Cl B	696	74,898
Loomis, Cl B	3,625	118,998
MIPS	971	78,512
Nolato, Cl B	676	66,797
Nordic Entertainment Group, Cl B	2,918	135,464

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Peab, Cl B	8,587	$124,054
Saab, Cl B	3,715	110,148
Samhallsbyggnadsbolaget i Norden	19,976	76,170
SSAB, Cl B	24,043	120,449
Stillfront Group *	6,930	70,851
Sweco, Cl B	7,741	138,076
Swedish Orphan Biovitrum *	4,804	81,745
Thule Group	3,611	163,967
Trelleborg, Cl B	4,467	116,404
Vitrolife	1,892	71,026
Wallenstam, Cl B	2,961	45,750
Wihlborgs Fastigheter	5,749	117,485

		4,226,176

Switzerland — 1.7%
ABB	4,773	154,962
Allreal Holding	536	108,462
ams	6,830	118,389
Bachem Holding, Cl B	114	57,858
Belimo Holding	240	95,658
BKW	375	41,966
Bucher Industries	265	139,051
Cembra Money Bank	1,452	157,800
Credit Suisse Group	5,684	59,414
Daetwyler Holding	167	54,128
DKSH Holding	990	79,623
dormakaba Holding	196	128,771
Dufry	4,766	313,332
Emmi	18	18,685
Flughafen Zurich	1,589	285,698
Galenica	1,876	126,950
Georg Fischer	143	200,427
Helvetia Holding	1,139	136,942
Idorsia *	3,099	80,287
Novartis	1,260	107,560
OC Oerlikon	10,784	125,995
PSP Swiss Property	817	100,733
Roche Holding	233	75,928
SFS Group	426	54,856
Siegfried Holding	167	153,514
SIG Combibloc Group, Cl C	5,226	127,953

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Softwareone Holding	4,124	$106,797
Stadler Rail	1,019	51,014
Sulzer	1,508	171,730
Swatch Group	953	291,770
Tecan Group	412	200,665
VAT Group	554	158,208
Vontobel Holding	932	70,059
Zur Rose Group *	254	84,551

		4,239,736

Taiwan — 1.2%
Airtac International Group	14,000	592,522
Cathay Financial Holding	43,000	80,393
Chailease Holding	57,000	411,463
CTBC Financial Holding	123,000	100,223
Delta Electronics	58,000	625,682
Fubon Financial Holding	11,000	25,158
MediaTek	13,200	560,212
Silergy	3,550	367,286
Taiwan Semiconductor Manufacturing	7,000	148,173

		2,911,112

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret	24,798	44,931
BIM Birlesik Magazalar	7,577	59,490
Eregli Demir ve Celik Fabrikalari	18,674	42,948
Ford Otomotiv Sanayi	678	14,397

		161,766

United Kingdom — 5.6%
Aggreko	8,101	96,495
AJ Bell	10,078	61,797
AO World *	9,493	36,446
Ascential	13,110	63,152
Ashmore Group	14,538	80,310
Associated British Foods	1,985	63,271
Assura	64,317	66,130
Avast	15,476	102,099
AVEVA Group	1,012	48,637
Aviva	320	1,769

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Avon Rubber	1,315	$60,257
Babcock International Group	15,604	62,085
Balfour Beatty	21,625	93,179
Beazley	17,678	82,715
Bellway	3,513	175,240
Berkeley Group Holdings	131	8,371
Big Yellow Group	5,682	93,851
Bodycote	6,431	67,144
British Land	43,527	311,624
Britvic	8,434	102,791
Burberry Group	11,279	321,038
Capital & Counties Properties	21,824	54,794
Carnival *	18,998	441,150
Centamin	44,827	66,489
Centrica	171,611	134,286
Close Brothers Group	4,591	100,685
Coats Group	53,881	43,457
Computacenter	2,904	107,403
ConvaTec Group	43,449	130,931
Countryside Properties *	15,819	113,385
Cranswick	1,772	91,281
Dechra Pharmaceuticals	3,218	179,279
Derwent London	2,740	125,971
Diploma	3,002	118,904
Direct Line Insurance Group	36,347	143,111
Dixons Carphone	36,852	70,896
Domino’s Pizza Group	18,534	97,931
Drax Group	14,285	80,609
Dunelm Group	3,360	68,398
easyJet	32,991	472,022
Electrocomponents	13,098	192,828
Euromoney Institutional Investor	4,029	55,308
Experian	4,517	174,170
Future	3,090	100,711
Games Workshop Group	910	136,357
Genuit Group	5,971	46,591
Genus	2,125	149,230
Glanbia	7,552	112,131
Grafton Group	7,011	115,512
Grainger	20,846	82,222
Great Portland Estates	7,329	70,143

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Greggs	2,868	$93,476
Hays	42,985	97,001
Hill & Smith Holdings	2,507	50,965
Hiscox	9,253	103,764
Howden Joinery Group	13,994	156,311
IG Group Holdings	10,581	133,853
IMI	7,486	164,796
Inchcape	11,069	119,466
IntegraFin Holdings	8,059	62,494
InterContinental Hotels Group	3,971	282,542
International Consolidated Airlines Group	126,770	355,052
Investec	19,588	78,856
ITV	105,977	177,094
IWG	24,421	123,675
John Laing Group	14,526	61,628
John Wood Group	23,162	90,077
Jupiter Fund Management	15,783	56,323
Lancashire Holdings	6,867	67,429
Land Securities Group	31,772	316,276
LondonMetric Property	27,132	84,458
Man Group	45,380	105,383
Marks & Spencer Group	52,573	114,717
Marshalls	5,388	54,097
Mediclinic International *	11,350	48,090
Meggitt	23,696	152,500
Micro Focus International	9,643	68,984
Moneysupermarket.com Group	17,908	67,567
National Express Group	19,133	79,165
Network International Holdings	14,446	83,772
OSB Group	11,785	77,993
Oxford Instruments	1,797	54,102
Pagegroup	8,854	68,537
Paragon Banking Group	9,801	63,672
Pets at Home Group	15,169	93,056
Playtech	11,241	72,250
Plus500	3,680	72,168
Primary Health Properties	35,838	74,835
QinetiQ Group	19,611	89,918
Quilter	50,157	113,255
Redrow	8,279	79,029
Renishaw	1,068	92,406

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Rotork	23,395	$111,339
Royal Mail	26,336	180,401
Safestore Holdings	6,922	81,400
Savills	5,181	85,504
Segro	4,672	64,877
Serco Group	40,998	79,325
Shaftesbury	7,436	64,543
Softcat	3,924	103,886
Spectris	2,813	126,414
Spirent Communications	24,845	87,290
SSE	30,139	611,030
SSP Group	17,017	75,204
Synthomer	11,704	82,193
Tate & Lyle	15,398	170,122
TP ICAP Group	18,219	59,821
Trainline *	14,290	90,308
Travis Perkins	6,400	135,845
Tritax Big Box	56,958	149,693
TUI *	13,564	80,681
UDG Healthcare	8,382	99,206
Ultra Electronics Holdings	2,395	66,880
UNITE Group	9,261	149,002
Vesuvius	7,054	52,411
Victrex	2,448	79,381
Virgin Money UK	41,414	114,446
Vistry Group	6,812	116,420
Weir Group	7,039	186,355
WH Smith	4,045	101,085
Whitbread	6,037	270,464
Wickes Group *	7,171	24,754
Wizz Air Holdings *	2,191	148,298

		14,124,196

United States — 34.7%

Communication Services — 3.2%
Activision Blizzard	2,821	257,247
Alphabet, Cl A *	554	1,303,839
Alphabet, Cl C *	472	1,137,577
AT&T	12,378	388,793
Charter Communications, Cl A *	531	357,602

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Communication Services — continued
Comcast, Cl A	7,543	$423,539
Electronic Arts	758	107,697
Facebook, Cl A *	4,130	1,342,580
Liberty Broadband, Cl A *	725	114,311
Live Nation Entertainment *	3,654	299,190
Madison Square Garden Sports *	1,589	293,711
Match Group *	680	105,828
Netflix *	740	379,968
Nexstar Media Group, Cl A	233	34,347
Pinterest, Cl A *	1,009	66,967
Roku, Cl A *	223	76,482
Snap, Cl A *	1,906	117,829
T-Mobile US *	1,009	133,319
Twitter *	1,778	98,181
Verizon Communications	6,217	359,280
ViacomCBS, Cl B	1,328	54,475
Walt Disney	3,044	566,245
Zillow Group, Cl C *	745	96,939

		8,115,946

Consumer Discretionary — 6.0%
Amazon.com *	741	2,569,358
Aptiv *	614	88,348
AutoNation *	2,363	242,160
Best Buy	1,045	121,502
Booking Holdings *	235	579,529
Carnival *	526	14,707
Chipotle Mexican Grill, Cl A *	68	101,458
Choice Hotels International *	2,542	289,280
Cracker Barrel Old Country Store	1,906	319,198
Dick’s Sporting Goods	928	76,634
Dollar General	843	181,034
DR Horton	1,120	110,085
eBay	4,588	255,965
Ford Motor *	7,676	88,581
General Motors *	2,298	131,492
Hilton Worldwide Holdings *	3,299	424,581
Home Depot	1,743	564,157
Hyatt Hotels, Cl A	3,808	313,513

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Las Vegas Sands *	4,925	$301,706
Lennar, Cl A	3,967	410,981
Lowe’s	2,920	573,050
Lululemon Athletica *	317	106,281
Marriott International, Cl A	2,916	433,084
McDonald’s	1,241	292,975
MercadoLibre *	247	388,032
MGM Resorts International	7,943	323,439
NIKE, Cl B	2,064	273,728
Norwegian Cruise Line Holdings *	11,120	345,276
O’Reilly Automotive *	176	97,307
Planet Fitness, Cl A *	3,495	293,545
Pool	281	118,728
Qurate Retail	626	7,449
Ralph Lauren, Cl A	2,542	338,823
Ross Stores	812	106,323
Royal Caribbean Cruises	3,962	344,496
SeaWorld Entertainment *	7,943	434,959
Six Flags Entertainment *	6,990	328,390
Starbucks	1,937	221,767
Target	923	191,301
Tesla *	1,204	854,166
TJX	2,348	166,708
Toll Brothers	111	6,960
Travel + Leisure	5,401	348,527
Wyndham Hotels & Resorts	4,448	325,193
Wynn Resorts	2,383	305,977
Yum China Holdings	10,149	638,575
Yum! Brands	845	100,994

		15,150,322

Consumer Staples — 0.4%
Clorox	172	31,390
Conagra Brands	795	29,486
Costco Wholesale	32	11,907
Hain Celestial Group *	862	35,351
Kimberly-Clark	580	77,326
Kroger	2,150	78,561
Molson Coors Beverage, Cl B	5,560	305,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Staples — continued
Nu Skin Enterprises, Cl A	387	$20,457
Pilgrim’s Pride *	851	20,390
Procter & Gamble	105	14,009
Sprouts Farmers Market *	5,492	140,650
US Foods Holding *	7,625	316,132

		1,081,181

Energy — 0.6%
Chevron	2,861	294,883
ConocoPhillips	2,675	136,799
EOG Resources	1,528	112,522
Exxon Mobil	6,555	375,208
Marathon Petroleum	1,569	87,315
Phillips 66	1,034	83,661
Pioneer Natural Resources	621	95,528
Schlumberger	4,233	114,503
Valero Energy	1,003	74,182
Williams	3,141	76,515

		1,451,116

Financials — 5.5%
Affiliated Managers Group	1,870	301,388
Allstate	2,145	271,986
American Express	86	13,188
Bank of America	51,551	2,089,362
Bank of New York Mellon	5,627	280,675
Capital One Financial	97	14,461
Citigroup	14,031	999,568
Citizens Financial Group	2,914	134,860
Comerica	968	72,755
Discover Financial Services	110	12,540
Equitable Holdings	396	13,555
Evercore, Cl A	706	98,932
Fifth Third Bancorp	4,760	192,970
First Republic Bank	1,129	206,878
Goldman Sachs Group	2,347	817,812
Huntington Bancshares	6,919	105,999
Intercontinental Exchange	95	11,183
JPMorgan Chase	20,715	3,186,174

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
KeyCorp	6,602	$143,660
M&T Bank	887	139,871
MarketAxess Holdings	124	60,569
Morgan Stanley	9,751	804,945
Northern Trust	1,421	161,710
People’s United Financial	2,977	53,973
PNC Financial Services Group	2,860	534,677
Regions Financial	6,465	140,937
State Street	2,436	204,502
SVB Financial Group *	344	196,710
Travelers	76	11,754
Truist Financial	8,988	533,078
US Bancorp	9,210	546,613
Wells Fargo	27,762	1,250,678
Zions Bancorp	1,141	63,668

		13,671,631

Health Care — 0.5%
Align Technology *	19	11,315
Bristol-Myers Squibb	163	10,175
Chemed	210	100,088
DaVita *	611	71,200
Dexcom *	30	11,583
HCA Healthcare	488	98,117
Hologic *	1,714	112,353
Illumina *	29	11,392
Intuitive Surgical *	445	384,925
Johnson & Johnson	68	11,066
PerkinElmer	16	2,074
Pfizer	299	11,556
Universal Health Services, Cl B	256	37,993
Veeva Systems, Cl A *	459	129,645
Vertex Pharmaceuticals *	627	136,811

		1,140,293

Industrials — 3.7%
3M	980	193,197
AerCap Holdings *	4,116	239,757
AGCO	1,057	154,237

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Alaska Air Group	5,083	$351,439
AMETEK	688	92,832
Boeing *	2,102	492,520
Booz Allen Hamilton Holding, Cl A	2,116	175,522
CACI International, Cl A *	410	104,493
Carrier Global	2,327	101,411
Caterpillar	924	210,774
Cintas	232	80,072
Copart *	94	11,704
CoStar Group *	125	106,804
CSX	1,522	153,341
Cummins	367	92,498
Deere	523	193,954
Delta Air Lines *	6,944	325,812
Eaton	801	114,487
Emerson Electric	1,888	170,845
Equifax	490	112,323
Fastenal	2,060	107,697
FedEx	444	128,898
Fortune Brands Home & Security	1,001	105,085
General Dynamics	501	95,305
General Electric	23,748	311,574
Honeywell International	2,017	449,872
Huntington Ingalls Industries	252	53,505
IHS Markit	965	103,815
Illinois Tool Works	505	116,382
JetBlue Airways *	17,316	352,554
Johnson Controls International	1,688	105,230
L3Harris Technologies	482	100,849
Leidos Holdings	980	99,254
Lockheed Martin	389	148,038
ManpowerGroup	117	14,144
Norfolk Southern	492	137,386
Northrop Grumman	292	103,496
Otis Worldwide	1,205	93,833
Owens Corning	1,057	102,328
PACCAR	1,018	91,498
Parker-Hannifin	333	104,499
Raytheon Technologies	2,598	216,257
Rockwell Automation	549	145,079

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Roper Technologies	215	$95,985
SkyWest *	6,354	315,540
Southwest Airlines *	5,794	363,747
Spirit Airlines *	9,214	330,045
Stanley Black & Decker	457	94,494
Trane Technologies	599	104,124
TransDigm Group *	123	75,490
Uber Technologies *	1,831	100,284
Union Pacific	995	220,980
United Airlines Holdings *	6,513	354,307
United Parcel Service, Cl B	1,221	248,913
Waste Management	860	118,654
Westinghouse Air Brake Technologies	941	77,228

		9,264,391

Information Technology — 12.2%
Accenture, Cl A	1,597	463,082
Adobe *	1,620	823,511
Advanced Micro Devices *	2,030	165,689
Akamai Technologies *	1,902	206,747
Alteryx, Cl A *	325	26,569
Amdocs	1,644	126,161
Amphenol, Cl A	1,490	100,337
Analog Devices	1,351	206,919
ANSYS *	392	143,339
Apple	31,045	4,081,176
Applied Materials	1,546	205,170
Arista Networks *	969	305,400
Arrow Electronics *	2,241	255,631
Atlassian, Cl A *	214	50,838
Autodesk *	1,382	403,420
Automatic Data Processing	821	153,519
Broadcom	985	449,357
Cadence Design Systems *	810	106,734
CDK Global	768	41,157
CDW	82	14,623
Ceridian HCM Holding *	809	76,434
Check Point Software Technologies *	985	115,058
Cisco Systems	17,265	878,961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Citrix Systems	903	$111,836
Cognex	2,240	192,909
Cognizant Technology Solutions, Cl A	3,159	253,984
Corning	2,192	96,908
Coupa Software *	259	69,681
DocuSign, Cl A *	1,398	311,670
Dropbox, Cl A *	4,583	117,783
Elastic *	396	47,765
EPAM Systems *	413	189,051
F5 Networks *	659	123,075
Fidelity National Information Services	1,126	172,165
First Solar *	14,057	1,075,782
Fiserv *	1,139	136,817
Five9 *	1,417	266,353
FLIR Systems	2,444	146,567
Fortinet *	1,112	227,104
Global Payments	568	121,910
GoDaddy, Cl A *	1,284	111,477
Guidewire Software *	344	36,295
Hewlett Packard Enterprise	6,915	110,778
HP	6,243	212,949
HubSpot *	679	357,460
Intel	6,620	380,848
International Business Machines	3,972	563,547
Intuit	556	229,161
IPG Photonics *	616	133,740
Juniper Networks	3,705	94,070
Keysight Technologies *	529	76,361
KLA	331	104,381
Lam Research	256	158,835
Marvell Technology	3,042	137,529
Mastercard, Cl A	1,362	520,366
Maxim Integrated Products	86	8,084
Microchip Technology	1,595	239,713
Micron Technology *	1,852	159,402
Microsoft	15,903	4,010,418
Motorola Solutions	430	80,969
National Instruments	1,282	53,088
NVIDIA	1,526	916,180
NXP Semiconductors	1,900	365,769

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Okta, Cl A *	1,196	$322,561
ON Semiconductor *	877	34,203
Oracle	8,884	673,318
Palo Alto Networks *	774	273,524
Paychex	1,062	103,534
PayPal Holdings *	1,900	498,351
Proofpoint *	859	147,842
PTC *	824	107,895
Qorvo *	395	74,327
QUALCOMM	3,177	440,968
RingCentral, Cl A *	499	159,156
salesforce.com *	3,552	818,097
ServiceNow *	1,113	563,590
Shopify, Cl A *	352	416,243
Splunk *	521	65,865
Square, Cl A *	752	184,105
Synopsys *	365	90,177
TE Connectivity	745	100,180
Teradyne	1,018	127,331
Texas Instruments	2,526	455,968
Trade Desk, Cl A *	358	261,093
Trimble *	2,002	164,164
Twilio, Cl A *	709	260,770
Tyler Technologies *	332	141,053
Ubiquiti	277	79,036
Visa, Cl A	2,511	586,469
VMware, Cl A *	1,990	320,052
Workday, Cl A *	1,129	278,863
Xilinx	563	72,041
Zebra Technologies, Cl A *	388	189,243
Zendesk *	798	116,628
Zoom Video Communications, Cl A *	376	120,158
Zscaler *	1,027	192,706

		30,562,123

Materials — 0.6%
Air Products and Chemicals	413	119,142
Corteva	1,940	94,594
Dow	1,715	107,188

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — continued
DuPont de Nemours	1,133	$87,366
Ecolab	472	105,785
Freeport-McMoRan	3,105	117,090
International Flavors & Fragrances	601	85,444
International Paper	237	13,746
Linde	855	244,393
LyondellBasell Industries, Cl A	707	73,344
Mosaic	2,733	96,147
Nucor	2,082	171,265
PPG Industries	632	108,224
Sherwin-Williams	513	140,495

		1,564,223

Real Estate — 0.8%
Alexandria Real Estate Equities	668	120,975
American Tower	812	206,873
CBRE Group, Cl A *	1,332	113,487
Crown Castle International	904	170,910
Digital Realty Trust	814	125,608
Equinix	212	152,801
Equity Residential ‡	1,677	124,484
Prologis	1,603	186,798
Simon Property Group	3,822	465,290
VICI Properties	3,252	103,088
Welltower	1,587	119,073
Weyerhaeuser	2,577	99,910

		1,989,297

Utilities — 1.2%
Atlantica Sustainable Infrastructure	31,717	1,222,690
Avangrid	12,073	614,516
Clearway Energy, Cl C	21,267	610,150
NextEra Energy	7,944	615,740

		3,063,096

		87,053,619

TOTAL COMMON STOCK (Cost $119,989,854)		159,032,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — 6.7%

	Face Amount	Value

Communication Services — 0.4%
Baidu Callable 03/07/2025 @ $100 3.075%, 04/07/2025	$200,000	$210,581
Globo Comunicacao e Participacoes 4.875%, 01/22/2030	200,000	202,688
Singapore Telecommunications 7.375%, 12/01/2031	200,000	288,788
Tencent Holdings MTN
Callable 10/22/1940 @ $100 3.680%, 04/22/2041	200,000	202,818
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100 5.800%, 04/11/2028	200,000	209,112

		1,113,987

Consumer Discretionary — 0.1%
LS Finance 2025 4.500%, 06/26/2025	200,000	194,222

Consumer Staples — 0.2%
Cydsa
Callable 10/04/2022 @ $103 6.250%, 10/04/2027	200,000	209,002
Minerva Luxembourg
Callable 01/19/2023 @ $103 5.875%, 01/19/2028	200,000	212,600

		421,602

Energy — 1.2%
Ecopetrol 5.875%, 05/28/2045	60,000	63,846
Geopark
Callable 01/17/2024 @ $103 5.500%, 01/17/2027	200,000	205,700
Indika Energy Capital III Pte
Callable 11/09/2021 @ $103 5.875%, 11/09/2024	200,000	201,800
Korea National Oil 3.250%, 10/01/2025	200,000	216,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — continued
Kosmos Energy
Callable 04/04/2022 @ $104 7.125%, 04/04/2026	$200,000	$195,000
Lukoil Securities BV 3.875%, 05/06/2030	400,000	420,320
Oil India 5.125%, 02/04/2029	200,000	221,955
Pertamina Persero MTN 6.450%, 05/30/2044	200,000	255,318
Pertamina Persero MTN
Callable 05/25/1930 @ $100 3.100%, 08/27/2030	200,000	203,906
Petroleos Mexicanos 6.625%, 06/15/2035	200,000	193,280
Petronas Capital MTN
Callable 10/28/1960 @ $100 3.404%, 04/28/2061	200,000	194,582
ReNew Power Synthetic
Callable 06/07/2021 @ $105 6.670%, 03/12/2024	200,000	209,800
Saka Energi Indonesia 4.450%, 05/05/2024	200,000	168,000
Saudi Arabian Oil MTN 3.500%, 04/16/2029	200,000	214,403

		2,964,566

Financials — 2.2%
Asahi Mutual Life Insurance
Callable 09/05/2023 @ $100 6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.588%, (A)	200,000	215,068
Banco de Credito e Inversiones 3.500%, 10/12/2027	200,000	213,002
Banco General
Callable 05/07/2027 @ $100 4.125%, 08/07/2027	200,000	216,752
Banco Mercantil del Norte
Callable 07/06/2022 @ $100 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, (A)	200,000	206,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — continued
Bancolombia
Callable 10/18/2022 @ $100 4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/2027	$200,000	$203,502
Bangkok Bank MTN
Callable 09/23/2025 @ $100 5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.729%, (A)	200,000	210,000
Beijing State-Owned Assets Management Hong Kong 4.125%, 05/26/2025	200,000	213,919
BOC Aviation MTN
Callable 03/29/2025 @ $100 3.250%, 04/29/2025	200,000	208,724
Callable 06/17/1930 @ $100 2.625%, 09/17/2030	200,000	193,375
China Development Bank Financial Leasing
Callable 09/28/2025 @ $100 2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.750%, 09/28/2030	200,000	201,440
CIMB Bank MTN 3.263%, 03/15/2022	250,000	255,065
CMT Pte MTN 3.609%, 04/04/2029	200,000	212,186
Dai-ichi Life Insurance
Callable 07/24/2026 @ $100 4.000%, VAR ICE LIBOR USD 3 Month+3.660%, (A)	200,000	215,540
Grupo Aval
Callable 11/04/2029 @ $100 4.375%, 02/04/2030	200,000	200,500
Huarong Finance 2017 MTN
Callable 11/07/2022 @ $100 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, (A)	200,000	127,500
Huarong Finance II MTN 5.000%, 11/19/2025	200,000	155,000
Mirae Asset Securities 2.625%, 07/30/2025	200,000	203,160
Mitsubishi UFJ Financial Group 2.193%, 02/25/2025	200,000	207,640

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — continued
Mizuho Financial Group
Callable 09/13/2029 @ $100 2.869%, VAR United States Secured Overnight Financing Rate+1.572%, 09/13/2030	$250,000	$258,381
Nippon Life Insurance
Callable 01/21/1931 @ $100 2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.653%, 01/21/2051	200,000	193,000
NongHyup Bank MTN 1.250%, 07/20/2025	200,000	199,412
Sumitomo Mitsui Financial Group 2.348%, 01/15/2025	200,000	208,753
Sun Hung Kai Properties Capital Market MTN 3.750%, 02/25/2029	200,000	216,558
United Overseas Bank MTN
Callable 10/19/2023 @ $100 3.875%, VAR USD Swap Semi 30/360 5 Yr Curr+1.794%, (A)	200,000	206,286
Callable 09/16/2021 @ $100 3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	201,754
Vanke Real Estate Hong Kong MTN 3.500%, 11/12/2029	300,000	302,777

		5,445,544

Industrials — 0.3%
Cemex
Callable 11/19/2024 @ $103 5.450%, 11/19/2029	200,000	219,250
China Minmetals
Callable 11/13/2022 @ $100 3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, (A)	200,000	201,500
CMB International Leasing Management MTN 2.750%, 08/12/2030	200,000	192,145
Hidrovias International Finance SARL
Callable 02/08/2026 @ $102 4.950%, 02/08/2031	200,000	203,000

		815,895

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Materials — 0.8%
Alpek
Callable 11/25/1930 @ $100 3.250%, 02/25/2031	$200,000	$197,002
Braskem Netherlands Finance BV 4.500%, 01/31/2030	200,000	203,240
Chalco Hong Kong Investment
Callable 11/07/2021 @ $100 4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.931%, (A)	200,000	200,500
CSN Inova Ventures
Callable 01/28/2024 @ $103 6.750%, 01/28/2028	200,000	217,250
GC Treasury Center MTN
Callable 09/18/1950 @ $100 4.300%, 03/18/2051	200,000	206,688
Indonesia Asahan Aluminium Persero
Callable 02/15/2030 @ $100 5.450%, 05/15/2030	200,000	230,000
Inversiones CMPC 4.375%, 04/04/2027	200,000	222,000
JSW Steel 5.375%, 04/04/2025	200,000	211,294
Southern Copper 3.875%, 04/23/2025	50,000	54,516
Suzano Austria GmbH
Callable 10/15/1930 @ $100 3.750%, 01/15/2031	200,000	204,750

		1,947,240

Real Estate — 0.4%
China Aoyuan Group
Callable 09/24/2023 @ $102 6.200%, 03/24/2026	200,000	188,312
Country Garden Holdings
Callable 04/08/2023 @ $104 7.250%, 04/08/2026	200,000	220,957
Goodman HK Finance MTN
Callable 04/22/2030 @ $100 3.000%, 07/22/2030	200,000	200,040
Longfor Group Holdings 3.950%, 09/16/2029	200,000	209,523

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Real Estate — continued
Yuzhou Properties
Callable 02/26/2022 @ $104 8.500%, 02/26/2024	$200,000	$187,100

		1,005,932

Utilities — 1.1%
Castle Peak Power Finance MTN 2.200%, 06/22/2030	200,000	194,372
China Huadian Overseas Development Management
Callable 05/29/2024 @ $100 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782%, (A)	400,000	416,027
China Huaneng Group Hong Kong Treasury Management Holding
Callable 12/09/2023 @ $100 2.850%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+5.629%, (A)	250,000	251,620
Cometa Energia
Callable 01/24/2035 @ $100 6.375%, 04/24/2035	182,800	207,122
Energuate Trust
Callable 05/03/2022 @ $103 5.875%, 05/03/2027	200,000	210,500
Korea East-West Power 1.750%, 05/06/2025	200,000	204,527
Korea Electric Power MTN 2.500%, 06/24/2024	280,000	295,921
Minejesa Capital BV 5.625%, 08/10/2037	200,000	212,000
OmGrid Funding 5.196%, 05/16/2027	200,000	208,520
Orazul Energy Egenor SCA
Callable 04/28/2022 @ $103 5.625%, 04/28/2027	200,000	202,500
SP PowerAssets MTN 3.000%, 09/26/2027	200,000	216,698
Termocandelaria Power
Callable 01/30/2023 @ $104 7.875%, 01/30/2029	185,000	200,864

		2,820,671

TOTAL CORPORATE OBLIGATIONS (Cost $16,763,867)		16,729,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

EXCHANGE TRADED FUNDS — 4.3%

	Shares	Value
iShares MSCI ACWI Fund	2,234	$221,591
iShares MSCI Emerging Markets Fund	6,843	369,385
iShares MSCI Mexico Fund	105,700	4,805,122
VanEck Vectors Gold Miners Fund	118,133	4,059,050
Xtrackers Harvest CSI 300 China Fund, Cl A	33,023	1,306,720

TOTAL EXCHANGE TRADED FUNDS (Cost $9,701,436)		10,761,868

SOVEREIGN DEBT — 2.7%

	Face Amount
Airport Authority 2.400%, (A)	$200,000	197,632
Dominican Republic International Bond 5.875%, 01/30/2060	310,000	309,225
4.875%, 09/23/2032	500,000	523,250
Egypt Government International Bond 7.625%, 05/29/2032	1,160,000	1,231,572
Ghana Government International Bond 10.750%, 10/14/2030	500,000	631,100
8.125%, 03/26/2032	580,000	583,870
Ivory Coast Government International Bond 6.125%, 06/15/2033	300,000	317,667
5.750%, 12/31/2032	714,014	720,419
Kenya Government International Bond 8.000%, 05/22/2032	650,000	711,727
6.875%, 06/24/2024	550,000	609,290
Ukraine Government International Bond 7.750%, 09/01/2024	340,000	364,650
7.253%, 03/15/2033	490,000	490,000

TOTAL SOVEREIGN DEBT (Cost $6,253,000)		6,690,402

RIGHTS — 0.0%

	Number of Rights

France — 0.0%
Euronext, Strike Price $59.65, 05/17/2021 *	1,721	20,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

RIGHTS — continued

	Number of Rights	Value

Switzerland — 0.0%
Credit Suisse, Strike Price $1,000.00, 05/06/2021 *	5,684	$238

TOTAL RIGHTS (Cost $—)		20,411

TOTAL INVESTMENTS — 77.1% (Cost $152,708,157)		$193,234,561

Percentages are based on Net Assets of $250,736,263.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Perpetual security with no stated maturity date.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAC — Cotation Assistee en Continu (continuous assisted quotation)

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

GBP — British Pound

IBEX — International Business Exchange

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ— National Association of Securities Dealers and Automated Quotations

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

SEK — Swedish Krona

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/16/21	JPY	539,100,000	USD	4,991,560	$56,861
Morgan Stanley	06/16/21	AUD	2,310,000	USD	1,779,555	(350)
Morgan Stanley	06/16/21	USD	6,099,046	CAD	7,620,000	101,028
Morgan Stanley	06/16/21	EUR	2,340,000	USD	2,758,603	(57,461)
Morgan Stanley	06/16/21	SEK	25,400,000	USD	2,913,362	(88,404)
Morgan Stanley	06/16/21	JPY	458,900,000	USD	4,150,497	(50,084)
Morgan Stanley	06/16/21	BRL	19,260,000	USD	3,367,839	(162,435)
Morgan Stanley	06/16/21	MXN	68,300,000	USD	3,330,651	(22,776)
Morgan Stanley	06/16/21	USD	5,823,933	MXN	121,330,000	133,188
Morgan Stanley	06/16/21	USD	5,357,340	AUD	6,930,000	(17,626)
Morgan Stanley	06/16/21	USD	3,392,697	BRL	19,260,000	137,577
Morgan Stanley	06/16/21	USD	2,517,449	CHF	2,330,000	37,189
Morgan Stanley	06/16/21	USD	19,003,653	EUR	15,900,000	131,144
Morgan Stanley	06/16/21	USD	33,459,339	JPY	3,645,033,000	(94,209)
Morgan Stanley	06/16/21	GBP	70,000	USD	98,786	2,100

						$105,742

The open futures contracts held by the Fund at April 30, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount†	Value	Unrealized Appreciation/ (Depreciation)
CAC40 10 Euro Index	103	May-2021	$7,528,843	$7,697,416	$125,454
IBEX	97	May-2021	9,798,743	10,271,199	417,521
MSCI EAFE Index	(25)	Jun-2021	(2,763,435)	(2,823,875)	(60,440)
MSCI Emerging Markets	(100)	Jun-2021	(6,695,552)	(6,684,000)	11,552
Mexican Bolsa Index	112	Jun-2021	2,610,830	2,670,484	17,437
NASDAQ 100 Index E-MINI	2	Jun-2021	522,764	554,000	31,236
S&P 500 Index E-MINI	(32)	Jun-2021	(6,329,166)	(6,679,040)	(349,874)
TOPIX Index	(18)	Jun-2021	(3,146,983)	(3,131,759)	(6,441)
U.S. 5-Year Treasury Notes	60	Jul-2021	7,435,521	7,436,250	729
U.S. 10-Year Treasury Notes	23	Jun-2021	3,089,955	3,036,719	(53,236)

			$12,051,520	$12,347,394	$133,938

† The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

The following table summarizes the inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$238,795	$—	$—	$238,795
Belgium	644,786	—	—	644,786
Brazil	1,268,494	—	—	1,268,494
Canada	85,239	—	—	85,239
Chile	519,534	—	—	519,534
China	1,249,604	—	—	1,249,604
Denmark	—	2,643,426	—	2,643,426
Finland	1,485,709	—	—	1,485,709
France	4,020,586	—	—	4,020,586
Germany	7,127,418	—	—	7,127,418
Greece	374,182	—	—	374,182
Hong Kong	—	2,247,137	—	2,247,137
India	2,869,394	—	—	2,869,394
Indonesia	261,166	—	—	261,166
Ireland	1,133	—	—	1,133
Italy	3,193,786	—	—	3,193,786
Japan	6,006,859	51,825	—	6,058,684
Malaysia	48,826	—	—	48,826
Mexico	569,722	—	—	569,722
Netherlands	2,401,091	—	—	2,401,091
Norway	1,434,289	—	—	1,434,289
Philippines	8,606	—	—	8,606
Poland	354,024	—	—	354,024
Portugal	1,183,589	—	—	1,183,589
Russia	31,205	—	—	31,205
South Africa	148,512	—	—	148,512
South Korea	2,315,889	14,826	—	2,330,715
Spain	3,515,964	—	—	3,515,964
Sweden	4,226,176	—	—	4,226,176
Switzerland	4,239,736	—	—	4,239,736
Taiwan	—	2,911,112	—	2,911,112
Turkey	161,766	—	—	161,766
United Kingdom	14,124,196	—	—	14,124,196
United States	87,053,619	—	—	87,053,619

Total Common Stock	151,163,895	7,868,326	—	159,032,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$16,729,659	$—	$16,729,659
Exchange Traded Funds	10,761,868	—	—	10,761,868
Sovereign Debt	—	6,690,402	—	6,690,402
Rights	20,411	—	—	20,411

Total Investments in Securities	$161,946,174	$31,288,387	$—	$193,234,561

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$599,087	$—	$599,087
Unrealized Depreciation	—	(493,345)	—	(493,345)
Futures Contracts*
Unrealized Appreciation	603,929	—	—	603,929
Unrealized Depreciation	(469,991)	—	—	(469,991)

Total Other Financial Instruments	$133,938	$105,742	$—	$239,680

*Forward contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended April 30, 2021 there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $152,708,157)	$193,234,561
Foreign Currency, at Value (Cost $2,436,162)	2,449,018
Cash	52,644,850
Cash Pledged as Collateral for Forward Foreign Currency Contracts	1,715,529
Receivable for Investment Securities Sold	645,309
Unrealized Appreciation on Forward Foreign Currency Contracts	599,087
Dividend and Interest Receivable	489,286
Reclaim Receivable	154,693
Receivable for Capital Shares Sold	2,429
Unrealized Appreciation on Foreign Spot Currency Contracts	1,157
Other Prepaid Expenses	25,884

Total Assets	251,961,803

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	493,345
Cash Collateral for Futures due to Broker	383,566
Payable due to Investment Adviser	97,323
Payable for Investment Securities Purchased	63,951
Accrued Foreign Capital Gains Tax on Appreciated Securities	49,318
Payable due to Administrator	24,586
Payable for Capital Shares Redeemed	12,214
Shareholder Servicing Fees Payable	7,878
Chief Compliance Officer Fees Payable	2,305
Payable due to Trustees	337
Unrealized Depreciation on Foreign Spot Currency Contracts	48
Other Accrued Expenses and Other Payables	90,669

Total Liabilities	1,225,540

Net Assets	$250,736,263

NET ASSETS CONSIST OF:
Paid-in Capital	$199,283,525
Total Distributable Earnings	51,452,738

Net Assets	$250,736,263

Institutional Shares:
Net Assets	$230,425,932
Outstanding Shares of beneficial interest (unlimited authorization – no par value)	17,414,384
Net Asset Value, Offering and Redemption Price Per Share	$ 13.23

Investor Servicing Shares:
Net Assets	$20,310,331
Outstanding Shares of beneficial interest (unlimited authorization – no par value)	1,535,228
Net Asset Value, Offering and Redemption Price Per Share	$ 13.23

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2021 (Unaudited)
Investment Income:
Dividends	$1,350,899
Interest	527,397
Less: Foreign Taxes Withheld	(128,281)

Total Investment Income	1,750,015

Expenses:
Investment Advisory Fees	891,265
Administration Fees	142,602
Trustees’ Fees	8,613
Shareholder Servicing Fees, Investor Shares	4,863
Chief Compliance Officer Fees	3,225
Custodian Fees	50,716
Pricing Fees	43,717
Transfer Agent Fees	29,702
Registration and Filing Fees	19,567
Printing Fees	19,549
Legal Fees	17,888
Audit Fees	14,132
Other Expenses	12,317

Total Expenses	1,258,156

Less:
Waiver of Investment Advisory Fees	(361,905)

Net Expenses	896,251

Net Investment Income	853,764

Net Realized Gain (Loss) on:
Investments	20,102,933
Futures Contracts	1,220,617
Forward Foreign Currency Contracts	(28,359)
Foreign Currency Transactions	(151,741)

Net Realized Gain	21,143,450

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	21,643,853
Futures Contracts	314,037
Foreign Capital Gains Tax on Appreciated Securities	(49,318)
Forward Foreign Currency Contracts	182,509
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(32,478)

Net Change in Unrealized Appreciation (Depreciation)	22,058,603

Net Realized and Unrealized Gain on Investments, Futures Contracts, Foreign Capital Gains Tax on Appreciated Securities, Forward Foreign Currency Contracts and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	43,202,053

Net Increase in Net Assets Resulting from Operations	$44,055,817

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$853,764	$2,580,405
Net Realized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	21,143,450	(2,527,677)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of Other Assets, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	22,058,603	7,159,156

Net Increase in Net Assets Resulting From Operations	44,055,817	7,211,884

Distributions:

Institutional Shares	(2,751,544)	(3,171,282)
Investor Servicing Shares	(239,597)	(227,628)

Total Distributions	(2,991,141)	(3,398,910)

Capital Share Transactions:(1)
Institutional Shares
Issued	2,027,755	11,485,130
Reinvestment of Distributions	2,702,498	2,862,740
Redeemed	(7,250,994)	(30,044,286)

Net Institutional Shares Transactions	(2,520,741)	(15,696,416)

Investor Servicing Shares
Issued	1,253,097	2,847,797
Reinvestment of Distributions	236,731	224,967
Redeemed	(2,089,144)	(1,903,038)

Net Investor Servicing Shares Transactions	(599,316)	1,169,726

Net Decrease in Net Assets From Capital Share Transactions	(3,120,057)	(14,526,690)

Total Increase (Decrease) in Net Assets	37,944,619	(10,713,716)

Net Assets:
Beginning of Period/Year	212,791,644	223,505,360

End of Period/Year	$250,736,263	$212,791,644

(1)	See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$11.08	$10.87	$10.56	$11.59	$10.51	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.05	0.13	0.20	0.16	0.18	0.14
Net Realized and Unrealized Gain (Loss)	2.26	0.25	0.37	(0.54)	1.14	0.37

Total from Investment Operations	2.31	0.38	0.57	(0.38)	1.32	0.51

Dividends and Distributions:
Net Investment Income	(0.16)	(0.17)	(0.03)	(0.21)	(0.13)	–
Net Realized Gains	–	–	(0.23)	(0.44)	(0.11)	–

Total Dividends and Distributions	(0.16)	(0.17)	(0.26)	(0.65)	(0.24)	–

Net Asset Value, End of Period/Year	$13.23	$11.08	$10.87	$10.56	$11.59	$10.51

Total Return†	20.92%‡	3.46%	5.66%	(3.60)%	12.79%	5.10%‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$230,426	$195,263	$207,452	$204,939	$157,511	$101,773
Ratio of Expenses to Average Net Assets	0.75%††	0.75%	0.75%	0.67%	0.50%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.05%††	1.13%	1.13%	1.13%	1.17%	1.48%††
Ratio of Net Investment Income to Average Net Assets	0.72%††	1.24%	1.88%	1.46%	1.66%	2.10%††
Portfolio Turnover Rate	57%‡	144%	119%	109%	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Servicing Shares

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$11.07	$10.86	$10.55	$11.60	$10.53	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.04	0.12	0.18	0.16	0.17	0.14
Net Realized and Unrealized Gain (Loss)	2.27	0.25	0.38	(0.57)	1.14	0.39

Total from Investment Operations	2.31	0.37	0.56	(0.41)	1.31	0.53

Dividends and Distributions:
Net Investment Income	(0.15)	(0.16)	(0.02)	(0.20)	(0.13)	–
Net Realized Gains	–	–	(0.23)	(0.44)	(0.11)	–

Total Dividends and Distributions	(0.15)	(0.16)	(0.25)	(0.64)	(0.24)	–

Net Asset Value, End of Period/Year	$13.23	$11.07	$10.86	$10.55	$11.60	$10.53

Total Return†	20.93%‡	3.34%	5.58%	(3.81)%	12.67%	5.30%‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$20,310	$17,529	$16,053	$3,119	$552	$106
Ratio of Expenses to Average Net Assets	0.80%††	0.87%	0.90%	0.87%	0.56%	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.10%††	1.25%	1.28%	1.30%	1.16%	1.48%††
Ratio of Net Investment Income to Average Net Assets	0.67%††	1.11%	1.69%	1.39%	1.55%	2.08%††
Portfolio Turnover Rate	57%‡	144%	119%	109%	124%	90%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

For the six months ended April 30, 2021, the average quarterly balances of forward foreign currency exchange contracts were as follows:

Average Quarterly Notional Contracts Purchased	$(98,232,246)
Average Quarterly Notional Contracts Sold	$30,302,855

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2021. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2021.

For the six months ended April 30, 2021, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$33,965,930
Average Quarterly Notional Balance Short	$(15,482,686)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2021, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Unrealized appreciation on futures contracts	$603,200	*	Unrealized depreciation on futures contracts	$416,755
Interest rate contracts	Unrealized appreciation on futures contracts	729	*	Unrealized depreciation on futures contracts	53,236
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	599,087		Unrealized depreciation on forward foreign currency contracts	493,345

Total Derivatives not accounted for as hedging instruments		$1,203,016			$963,336

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effective of derivative instruments on the Statement of Operations for the six months ended April 30, 2021, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$-	$(28,359)	$(28,359)
Equity contracts	1,574,347	—	1,574,347
Interest rate contracts	(353,730)	—	(353,730)

Total	$1,220,617	$(28,359)	$1,192,258

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$-	$182,509	$182,509
Equity contracts	366,544	—	366,544
Interest rate contracts	(52,507)	—	(52,507)

Total	$314,037	$182,509	$496,546

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2021:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount‡

	Forward Foreign Currency Contracts
Morgan Stanley	$599,087	$(493,345)	$105,742	$-	$105,742

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2021, the Fund paid $142,602 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

For the six months ended April 30, 2021, the Investor Servicing Shares paid $4,863 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2022 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six month period ended April 30, 2021. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2021. As of April 30, 2021, the fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $794,755, $794,493 and $777,377 expiring in 2022, 2023 and 2024, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2021, were as follows:

Purchases
U.S. Government	$—
Other	99,371,449

Sales
U.S. Government	$—
Other	106,434,235

9. Share Transactions:

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Institutional Shares
Issued	159,655	1,055,889
Reinvestment of Distributions	215,167	254,466
Redeemed	(582,142)	(2,781,961)

Total Institutional Shares Transactions	(207,320)	(1,471,606)

Investor Servicing Shares
Issued	98,927	264,153
Reinvestment of Distributions	18,848	19,997
Redeemed	(165,775)	(179,583)

Total Investor Servicing Shares Transactions	(48,000)	104,567

Net Decrease in Shares Outstanding From Share Transactions	(255,320)	(1,367,039)

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. As of April 30, 2021, the Fund has no permanent reclassifications credited or charged to paid-in-capital and distributable earnings (accumulated losses).

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

The tax character of dividends or distributions declared during the years ended October 31.

	Ordinary Income	Long-Term Capital Gain	Total
2020	$3,398,910	$—	$3,398,910
2019	522,155	4,607,116	5,129,271

As October 31, 2020 of the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,817,414
Capital Loss Carryforwards – Short-Term	(7,813,266)
Unrealized Appreciation	15,384,156
Other Temporary Differences	(242)

Total Distributable Earnings	$10,388,062

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to PFIC, perpetual bonds and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2021, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$152,708,157	$41,956,628	$(1,430,224)	$40,526,404

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk.    The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk.    The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12. Other:

At April 30, 2021, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	3	74%
Investor Servicing Shares	1	98%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2020 to April 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund - Institutional
Actual Portfolio Return	$1,000.00	$1,209.20	0.75%	$4.11
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
PineBridge Dynamic Asset Allocation Fund - Investor Servicing
Actual Portfolio Return	$1,000.00	$1,209.30	0.80%	4.38
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2021

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that during the period covered by the report, material changes had been made to the Program relating to governance of the Program, the roles of various employees of the Fund’s investment adviser in supporting the Program, and the inclusion of references to extended holiday closures.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1-877-225-4164

Investment Adviser:

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0600

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2021